UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:	811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

2303 Yorktown Avenue, Lynchburg, Virginia	24501
(Address of Principal Executive Office)	(Zip Code)

David D. Basten

President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(Name and Address of Agent for Service)

Copy to:

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP

One Post Office Square

Boston, MA 02109

Registrant’s Telephone Number, including Area Code: (434) 846-1361

Date of fiscal year end: May 31

Date of reporting period: May 31, 2009

Item 1. Reports to Shareholders.

API EFFICIENT FRONTIER CAPITAL INCOME FUND

API EFFICIENT FRONTIER GROWTH FUND

API EFFICIENT FRONTIER INCOME FUND

API EFFICIENT FRONTIER MULTIPLE INDEX FUND

API EFFICIENT FRONTIER VALUE FUND

ANNUAL REPORT DATED MAY 31, 2009

CONTENTS

Letter to Shareholders	1-3

Financial Statements

Schedule of Investments
Capital Income Fund	4-7
Growth Fund	8-11
Income Fund	12-15
Multiple Index Fund	16-18
Value Fund	19-21

Statements of Assets and Liabilities	22

Statements of Operations	23

Statements of Changes in Net Assets	24-25

Financial Highlights
Capital Income Fund	26-28
Growth Fund	29-30
Income Fund	31-32
Multiple Index Fund	33-34
Value Fund	35-36

Notes to Financial Statements	37-44

Report of Independent Auditors	45

Expense Examples	52

Other Information	54

Dear Fellow Shareholders,

MARKET CONDITIONS

The present time may well be remembered as one of the most tumultuous periods in financial market history. Over the past year, the housing market collapse and the ensuing credit crises swelled into an all-out global financial market meltdown. The collapse of storied financial firms, volatile swings in the world’s financial markets and unprecedented government actions, which included massive infusions of government funds to banks, insurance companies and the auto industry, all have made this period one for the history books.

Investor confidence plummeted as several financial institutions were forced into mergers, rescued by the government, or failed altogether, sparking a downward spiral in the financial markets that accelerated at an alarming pace. Government officials took unprecedented steps to fortify the precarious financial system; yet by the end of 2008, these efforts had seemingly brought little relief to the fear-driven markets. As we review the market returns for both the fixed income and equity categories during this period, we believe the financial markets found a bottom during the fourth quarter of 2008 and the first quarter of 2009.

United States (“U.S.”) gross domestic product (GDP) contracted at an annual rate of 6.3% in the 2008 fourth quarter - substantially below forecast and the worst reading since 1982. The Federal Reserve Board (the “Fed”) took forceful action to revive the global economy and financial system, including slashing the fed funds target rate from 3% to a record low range of 0% to 0.25%.

Risk aversion remained the dominant theme in fixed income markets, leading the Treasury sector to top all other asset classes. The high yield market was particularly hard hit in this environment, as economic turmoil, combined with frozen credit markets and substantial technical pressures, took a heavy toll.

The continued market volatility created some of the best buying opportunities in decades, as our Funds acquired strong companies at significant discounts to their long term earnings capabilities. The emphases on depressed market sectors that offer attractive risk-adjusted securities continue to be numerous.

As noted in the table below, performance of the funds compared favorably with broad global market indices. Of course past performance is never indicative of future returns.

Class A Shares	Fiscal Year Ended May 31, 2009	Six Months Ended May 31, 2009
Capital Income Fund	-32.93%	19.92%
Growth Fund	-41.06%	24.98%
Income Fund	-3.25%	29.38%
Multiple Index Fund	-43.21%	21.68%
Value Fund	-47.18%	15.08%

Market Indices
S&P 500 Index	-32.57%	4.05%
Dow Jones Industrial Average	-30.44%	-1.99%
Russell 2000 Index	-31.79%	7.02%
NASDAQ Composite Index	-29.66%	15.55%
Dow Jones World Stock Index	-34.16%	14.27%

ECONOMIC OVERVIEW

In response to this financial crisis, many governments and central banks have taken aggressive and unprecedented actions (in addition to more conventional measures, like easing monetary policy). Many central banks vastly expanded liquidity provisions and lender-of-last-resort facilities, allowing them to circumvent the ailing financial system in some instances and lend directly to businesses. Governments expanded deposit insurance, temporarily guaranteed bank debt, and established plans to buy some of the illiquid securities and take direct public capital positions in banks to allow encumbering financial firms to raise fresh private capital and banks to get back into the business of channeling credit to the economy.

While their coordinated efforts have the potential to help credit begin flowing again, it is likely to take time for the severely shaken confidence in the financial system to be restored, and for the root cause of the problem (the surplus of homes built on dubious credit and the home price bubble) to unwind. In the meantime, we believe economic activity is likely to deteriorate further. There are glimmers of hope, though. Policy makers have demonstrated a willingness to do whatever it takes to retain a considerable arsenal of ammunition (in the form of central bank liquidity and public funds deployment) to address the situation. Lower energy prices should help avert sharper declines in spending, and together with sluggish global demand that is increasing slack in labor and product markets, should cause inflation pressures to recede and allow central banks more latitude to ease monetary policy further.

We believe advanced economies around the world that are most exposed to the housing and credit situation are likely to continue to feel the effects of this crises most. This is not to say that emerging economies will escape unscathed. Economies around the globe stand to be impacted by weaker export demand and reduced capital inflows, but in varying degrees.

In the U.S., concerted steps by the Fed and U.S. government to ease monetary policy and provide temporary insurance programs for money funds, raise the insurance ceiling on bank deposits, guarantee bank debt, and obtain funding to inject capital into financial institutions and purchase distressed, illiquid assets should help restore confidence and reopen clogged arteries of credit to the economy.

GOING FORWARD

We expect that U.S. economic data may remain weak or even worsen in the near-term, but our long-term indicators are consistent with a recovery from the worst recession experienced in decades. Fortunately, the problems that created the credit crunch of 2008 are problems that will be solved in 2009 and beyond. Investors will no longer accept bonds that don’t pay interest or principle in return for their hard earned dollars. Credit bubbles burst and financial institutions go out of business and the good result is that we will go forward having learned a lesson that even the largest financial institutions can fail if improperly managed and regulated. Our goal is to find businesses that are growing both their profits and balance sheets. As of May 31, 2009, unemployment losses seemed to be decreasing, and conditions for a lasting recovery in the financial markets appear to have started in March. It should be noted that stock prices almost always bottom in the middle of a recessionary period, not at the end. Let’s hope it holds true this time around.

Our outlook remains cautious, and the unexpected volatility in commodities and bond markets may present further burden on the recovery process. We continue to expect a drawn out period of sub-trend economic growth, but that should limit the risk of inflation pass-through from oil and other commodities.

It is our commitment to you that we will always strive to be the most open-minded and inclusive managers within the fund industry. Our commitment stands today, as it has in the past, to reduce your risk and improve your performance over the long term. We are committed to providing our clients with world-class investment management through communication of both risk and returns.

Thank you for your continued confidence. We look forward to the future with your support.

Sincerely,

David D. Basten
President
Chief Investment Officer
Portfolio Manager

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at May 31, 2009 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

May 31, 2009

	Shares	Value
Europe Large Cap Stocks — 2.5%
ABB Ltd.	8,000	$131,680
Veolia Environnement SA	9,000	264,870

		396,550

Global Large Cap Stocks — 7.6%
Cadbury PLC ADR	5,000	175,500
Canadian National Railway Company	1,100	47,806
EnCana Corp.	1,000	55,430
Manulife Financial Corporation	21,000	448,560
Royal Bank of Canada	1,200	48,324
Sanofi-Aventis ADR	5,000	158,450
Suncor Energy, Inc.	2,100	74,529
Toronto-Dominion Bank	2,000	101,820
TransCanada Corp.	3,500	104,090

		1,214,509

Global Small Cap Stocks — 1.7%
Herbalife Ltd.	9,000	262,890

International Large Cap Stocks — 10.4%
AstraZeneca PLC ADR	3,000	125,160
Bank of Montreal	5,300	212,477
Canadian Natural Resources Limited	7,000	418,320
Potash Corp. of Saskatchewan, Inc.	4,000	463,360
P T Telekomunikasi Indonesia ADR	9,000	266,220
Research In Motion Ltd.*	900	70,776
Rogers Communications, Inc.	3,500	104,475

		1,660,788

International Mid Cap Stocks — 1.7%
Canadian Imperial Bank of Commerce	1,000	49,870
WisdomTree International MidCap Dividend	5,500	220,605

		270,475

International Small Cap Stocks — 4.5%
Aracruz Celulose SA ADR	22,000	375,980
Argo Group International Holdings Ltd.*	4,500	126,180
WisdomTree International SmallCap Dividend	6,000	222,060

		724,220

Japan Small Cap Stocks — 1.3%
WisdomTree Japan SmallCap Dividend	5,500	200,695

	Shares	Value
Latin America Large Cap Stocks — 4.7%
Banco Bradesco SA ADR	6,800	$103,836
Companhia de Bebidas Das Americas ADR	1,400	91,700
Companhia Siderurgica Nacional ADR	4,400	107,888
Empresa Nacional de Electricidad SA ADR	1,600	71,504
Gerdau SA ADR	10,900	113,360
Itau Unibanco Banco Multiplo SA ADR	6,300	101,115
Sociedad Quimica Minera de Chile ADR	2,100	76,356
Vale SA ADR	4,600	88,090

		753,849

Latin America Mid Cap Stocks — 0.5%
Tele Norte Leste Participacoes SA ADR	4,800	85,056

Pacific/Asia Large Cap Stocks — 1.3%
iShares MSCI Taiwan	14,000	157,920
Philippine Long Distance Telephone	1,000	47,400

		205,320

Pacific/Asia Market Indexes — 1.5%
iShares MSCI Pacific Ex-Japan	7,500	240,525

U.S. Large Cap Stocks — 24.4%
Altria Group, Inc.	9,000	153,810
A T & T, Inc.	4,000	99,160
Bank of New York Mellon Corp.	1,800	50,004
Capital One Financial Corp.	10,000	244,400
Caterpillar, Inc.	5,500	195,030
Charles Schwab Corp.	5,000	88,000
CME Group, Inc.	300	96,492
Coca Cola Co.	4,000	196,640
Deere & Co.	6,000	260,820
Exxon Mobil Corp.	1,500	104,025
FirstEnergy Corp.	4,000	151,160
FPL Group, Inc.	1,200	67,836
Freeport-McMoRan Copper & Gold, Inc.	5,500	299,365
Goldman Sachs Group, Inc.	500	72,285
Honeywell International, Inc.	3,500	116,060
Kraft Foods, Inc.	4,000	104,440
Merck & Co., Inc.	7,000	193,060
Morgan Stanley	2,700	81,864

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

May 31, 2009

	Shares	Value
Northern Trust Corp.	1,100	$63,415
Pacaar, Inc.	12,300	367,155
PNC Financial Services Group, Inc.	4,500	204,975
State Street Corp.	5,500	255,475
U. S. Bancorp	9,500	182,400
Wells Fargo & Company	9,500	242,250

		3,890,121

U.S. Market Indexes — 1.7%
Ultra Financials ProShares	67,000	275,370

U.S. Micro Cap Stocks — 4.3%
BlackRock Kelso Capital Corporation	43,500	283,185
Inland Real Estate Corp.	23,000	160,540
Iowa Telecommunications Services, Inc.	4,200	49,728
National Penn Bancshares, Inc.	20,000	121,200
TrustCo Bank Corp. NY	13,500	76,140

		690,793

U.S. Mid Cap Stocks — 17.3%
AGL Resources, Inc.	3,700	107,004
Arthur J. Gallagher & Co.	5,800	121,510
Avery Dennison Corp.	4,100	112,996
Chevron Corp.	800	53,336
Comerica, Inc.	2,200	47,696
DTE Energy Co.	3,000	90,750
Eastman Chemical Co.	4,000	165,760
Enbridge Energy Partners LP	3,500	141,225
Federated Investors, Inc.	10,000	250,300
Fortune Brands, Inc.	3,500	122,535
M & T Bank Corp.	3,500	175,000
Microchip Technology, Inc.	4,500	97,065
NASDAQ OMX Group, Inc.*	4,000	84,440
NYSE Euronext, Inc.	12,500	375,000
People’s United Financial, Inc.	3,600	56,880
Pinnacle West Capital Corp.	1,700	47,005
Pitney Bowes, Inc.	4,000	91,520
ProLogis	29,000	246,210
Reliance Steel & Aluminum Co.	4,700	178,553
SCANA Corp.	3,200	96,064
Windstream Corp.	11,000	92,510

		2,753,359

	Shares	Value
U.S. REIT’s — 0.6%
Annaly Capital Management, Inc.	6,500	$90,610

U.S. Small Cap Stocks — 14.2%
ALLETE, Inc.	1,800	47,448
Alliance Bernstein Holding LP	5,800	110,664
Ares Capital Corp.	14,000	107,100
Entertainment Properties Trust	2,700	54,864
Extra Space Storage, Inc.	8,200	61,582
First Commonwealth Financial Corp.	6,400	47,360
FirstMerit Corp.	5,000	87,050
First Niagara Financial Group, Inc.	4,200	53,298
FNB Corporation	11,000	73,480
Franklin Street Properties Corp.	5,900	74,340
Healthcare Realty Trust, Inc.	3,300	54,351
Home Properties, Inc.	2,100	69,930
IdaCorp., Inc.	2,100	48,867
International Bancshares Corp.	13,500	151,470
Janus Capital Group, Inc.	23,400	237,276
Laclede Group, Inc.	2,500	77,700
Mid-America Apartment Communities, Inc.	2,200	79,838
National Health Investors, Inc.	3,000	79,290
New Jersey Resources Corp.	1,600	53,232
Old National Bancorp.	4,000	47,960
Olin, Corp.	4,400	58,784
Omega Healthcare Investors, Inc.	5,000	79,850
Park National Corp.	1,000	63,000
Raymond James Financial, Inc.	5,000	79,500
TCF Financial Corp.	7,600	109,136
Umpqua Holdings Corp.	10,000	85,000
Vector Group Ltd.	4,000	58,600
Washington Real Estate Investment Trust	2,600	56,836
Westamerica Bancorp	1,200	62,232

		2,270,038

Total Investments — 100.2% (cost $15,068,617)		15,985,168
Liabilities in Excess of Other Assets — 0.2%		(38,333)

Net Assets — 100.0%		$15,946,835

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

May 31, 2009

Costfor federal income tax purposes $15,068,361.
Theaggregate gross unrealized appreciation (depreciation)for all securities is as follows:
Excess of value over tax cost	2,639,407

Excess of tax cost over value	1,722,600

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

GROWTH FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at May 31, 2009 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

GROWTH FUND

SCHEDULE OF INVESTMENTS

May 31, 2009

	Shares	Value
Emerging Markets Growth — 2.2%
Claymore/BNY Mellon Frontier Markets	17,000	$246,160
iShares MSCI — South Africa	6,000	289,740
Sasol Ltd. ADR	3,500	132,265

		668,165

Emerging Markets Value — 2.0%
Claymore ETF BNY BRIC	9,000	297,450
Vanguard Emerging Markets ETF	9,000	293,490

		590,940

Europe Large Cap Stocks — 2.0%
Nestle SA ADR	2,900	105,237
Roche Holding, Ltd. ADR	3,000	102,396
Siemens AG ADR	1,800	132,192
Telefonica SA ADR	2,000	129,840
Tenaris SA ADR	3,900	119,223

		588,888

International Large Cap Stocks — 5.0%
Agrium, Inc.	14,000	689,080
Infosys Technologies Ltd.	3,500	121,030
Manulife Financial Corp.	22,000	469,920
POSCO ADR	1,500	125,835
Teva Pharmaceutical Industries, Ltd.	2,200	101,992

		1,507,857

International Small Cap Stocks — 0.9%
iShares FTSE Developed Small Cap (ex North America) Index Fund	10,000	271,000

Japan Large Cap Stocks — 0.4%
Mitsubishi UFJ Financial Group, Inc. ADR	18,000	114,120

Japan Small Cap Stocks — 0.7%
WisdomTree Japan SmallCap Dividend Fund	6,000	218,940

Latin America Large Cap Stocks — 4.3%
America Movil S.A.B. de C.V. ADR	2,800	107,324
Empresa Nacional de Electricidad SA ADR	2,200	98,318
Enersis SA ADR	6,000	102,660
Fomento Economico Mexicano S.A.B. de C.V. ADR	3,200	104,608
Gerdau SA ADR	56,000	582,400
Grupo Televisa SA ADR	9,500	168,910
Telefonos de Mexico S.A.B. de C.V. ADR	8,000	132,880

		1,297,100

	Shares	Value
Latin America Mid Cap Stocks — 3.9%
Banco Santander — Chile ADR	2,500	$104,125
Embraer-Empresa Brasileira de Aeronautica SA ADR	9,500	182,210
Gafisa SA ADR	41,000	742,510
Sociedad Quimica Minera de Chile ADR	4,000	145,440

		1,174,285

Pacific/Asia Large Cap Stocks — 6.0%
BHP Billiton Ltd. ADR	2,800	157,472
China Life Insurance Co. Ltd. ADR	6,800	376,992
China Mobile Limited ADR	6,600	324,786
China Unicom Hong Kong Ltd. ADR*	20,000	247,000
CNOOC, Ltd. ADR	1,200	160,824
PetroChina Co. Ltd. ADR	1,300	151,177
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	34,500	377,430

		1,795,681

Pacific/Asia Market Indexes — 3.3%
Claymore/AlphaShares China Small Cap	16,000	338,720
iPath MSCI — India*	7,000	356,650
iShares MSCI — Taiwan	27,000	304,560

		999,930

Pacific/Asia Mid Cap Stocks — 6.5%
Mindray Medical International Ltd.	34,000	782,340
New Oriental Education & Technology Group, Inc.*	4,500	247,320
Sims Metal Management Limited ADR	32,000	596,480
Sinopec Shanghai Petrochemical Co., Ltd.	9,000	336,510

		1,962,650

Scandinavia Large Cap Stocks — 0.4%
Nokia Corp. ADR	7,100	108,630

Scandinavia Mid Cap Stocks — 1.4%
Autoliv, Inc.	15,000	416,700

United Kingdom Large Cap Stocks — 0.3%
GlaxoSmithKline PLC ADR	3,000	101,130

U.S. Large Cap Stocks — 10.9%
Apple, Inc.*	1,200	162,972
CA Inc.	13,800	240,810
Chevron Corp.	3,000	200,010
Cisco Systems, Inc.*	7,200	133,200
Dell, Inc.*	10,300	119,274
Franklin Resources, Inc.	10,000	668,500

API TRUST EFFICIENT FRONTIER

GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

May 31, 2009

	Shares	Value
Google, Inc.*	400	$166,892
Hewlett-Packard Company	3,700	127,095
Intel Corporation	8,400	132,048
International Business Machines Corp.	1,500	159,420
L-3 Communications Holdings, Inc.	2,000	147,020
Medco Health Solutions, Inc.*	5,000	229,450
Microsoft Corporation	5,600	116,984
Oracle Corp.	7,700	150,843
QUALCOMM, Inc.	3,500	152,565
Precision Castparts Corp.	4,300	355,051

		3,262,134

U.S. Micro Cap Stocks — 7.5%
Almost Family, Inc.*	6,000	159,360
American Apparel, Inc.*	42,000	166,320
Atrion Corp.	1,000	110,200
AZZ, inc.*	12,200	423,950
DXP Enterprises, Inc.*	21,600	319,680
Harris Stratex Networks, Inc.*	1,639	7,818
Interline Brands, Inc.*	14,500	193,575
John B. San Filippo & Son, Inc.*	21,000	140,490
Palomar Medical Technologies, Inc.*	17,500	177,975
Powell Industries, Inc.*	7,200	282,888
Rochester Medical Corp.*	9,000	114,480
Supertex, Inc.*	4,000	97,960
Walter Investment Management Corp.*	3,835	51,773

		2,246,469

U.S. Mid Cap Stocks — 19.1%
Alliant Techsystems, Inc.*	5,000	431,450
Brocade Communications Systems, Inc.*	42,000	308,280
Cliffs Natural Resources, Inc.	16,000	436,000
CONSOL Energy, Inc.	4,000	164,640
Flowserve Corp.	4,000	294,600
FMC Corp.	5,800	315,230
Greenhill & Co., Inc.	2,300	169,050
Harris Corp.	6,600	205,128
Inverness Medical Innovations, Inc.*	14,000	455,420
Laboratory Corporation of America Holdings, Inc.*	2,500	152,500
Legg Mason, Inc.	25,000	482,000
LKQ Corp.*	14,500	221,705
Macy’s, Inc.	14,000	163,520
Micros Systems, Inc.*	9,000	235,080
Nalco Holding Co.	21,000	364,560

	Shares	Value
Netflix, Inc.*	5,000	$197,100
OSI Pharmaceuticals, Inc.*	6,500	219,700
SEI Investments Co.	24,000	370,320
SPX Corp.	5,000	229,550
Terra Industries, Inc.	7,500	208,425
Waste Connnections, Inc.*	4,000	101,600

		5,725,858

U.S. Small Cap Stocks — 20.0%
Amedisys, Inc.*	4,500	136,890
Bankrate, Inc.*	5,500	165,605
Cabela’s, Inc.*	16,000	212,640
Cal Dive International, Inc.*	24,000	242,160
Curtiss-Wright Corp.	4,600	134,688
Flowers Foods, Inc.	5,000	105,850
Hexcel Corp.*	79,000	844,510
ICU Medical, Inc.*	3,500	126,560
Jones Lang LaSalle, Inc.	13,000	455,650
Landstar Systems, Inc.	4,300	163,400
Mednax, Inc.	4,800	194,400
NCR Corp.*	18,000	193,320
Orbital Sciences Corp.*	8,100	119,232
Panera Bread Co.*	3,500	186,340
Parametric Technology Group*	16,000	185,280
Parexel International Corp.*	16,000	164,800
ProAssurance Corporation*	2,900	131,109
Quality Systems, Inc.	3,000	149,790
St. Mary Land & Exploration Co.	6,600	142,956
Teledyne Technologies, Inc.*	3,300	108,471
Toro Co.	4,900	150,920
Tractor Supply Company*	4,100	157,358
Triumph Group, Inc.	6,700	264,047
Walter Energy, Inc.	10,500	342,720
Watson Wyatt Worldwide, Inc.	3,700	140,378
WMS Industries, Inc.*	6,600	234,101
Woodward Governor, Inc.	22,000	451,660
Zenith National Insurance Corp.	4,400	94,380

		5,999,215

Total Investments — 96.8% (cost $26,318,520)		29,049,692
Other Assets in Excess of Liabilities — 3.2%		943,560

Net Assets — 100.0%		$29,993,252

API TRUST EFFICIENT FRONTIER

GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

May 31, 2009

Costfor federal income tax purposes $26,318,520.
Theaggregate gross unrealized appreciation (depreciation)for allsecurities is as follows:
Excess of value over tax cost	5,686,882

Excess of tax cost over value	2,955,710

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

INCOME FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at May 31, 2009 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

INCOME FUND

SCHEDULE OF INVESTMENTS

May 31, 2009

	Principal/ Shares	Value
Emerging Markets Debt — 10.5%
AllianceBernstein Global High Income Fund, Inc.	12,600	$128,646
DWS Global High Income Fund, Inc.	18,700	130,339
Global High Income Fund, Inc.	11,900	125,188
Morgan Stanley Emerging Markets Debt Fund, Inc.	46,500	386,415
Morgan Stanley Emerging Markets Domestic Debt Fund	30,000	393,900
Templeton Emerging Markets Income Fund	11,700	133,965
Western Asset Emerging Markets Debt Fund, Inc.	8,000	116,000
Western Asset Emerging Markets Floating Rate Fund, Inc.	25,200	232,092
Western Asset Emerging Markets Income Fund, Inc.	41,000	414,100
Western Asset Worldwide Income Fund, Inc.	11,400	117,762

		2,178,407

Global Corporate Bonds — 17.9%
Advent/Claymore Enhanced Growth & Income Fund	17,000	147,220
BlackRock Preferred and Corporate Income Strategies Fund, Inc.	20,500	144,525
BlackRock Preferred Income Strategies Fund, Inc.	18,000	144,000
Clough Global Allocation Fund	11,000	137,720
Clough Global Opportunities Fund	20,300	217,007
Deleware Enhanced Global Dividend & Income Fund	42,500	360,825
Evergreen Multi-Sector Income Fund	10,000	119,200
First Trust/Aberdeen Global Opportunity Income Fund	10,000	128,700
First Trust Strategic High Income Fund III	34,000	139,400
Highland Credit Strategies Fund	56,000	284,480
High Yield Plus Fund, Inc.	63,000	180,810
ING Clarion Global Real Estate Income Fund	62,000	324,880
Managed High Yield Plus Fund, Inc.	83,000	126,990
Nuveen Multi-Strategy Income and Growth Fund 2	30,000	163,800
Putnam High Income Securities Fund	44,500	269,670

	Principal/ Shares	Value
Van Kampen Dynamic Credit Opportunities Fund	14,400	$119,232
Western Asset Global High Income Fund, Inc.	40,000	353,200
Western Asset High Income Fund II, Inc.	18,000	128,340
Western Asset Variable Rate Strategic Fund, Inc.	18,000	212,760

		3,702,759

Global Government Bonds — 0.8%
Nuveen Multi-Currency Short Term Government Income	11,500	173,420

Global Market Indexes — 0.6%
Old Mutual/Claymore Long-Short Fund	16,000	126,720

Global Mid Cap Stocks — 1.4%
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	28,000	293,440

Global Large Cap Stocks — 6.2%
Alpine Total Dynamic Dividend Fund	16,000	123,040
BlackRock Global Equity Income Trust	30,000	265,500
BlackRock World Investment Trust	14,000	138,320
Cohen & Steers Global Income Builder, Inc.	19,000	156,750
Eaton Vance Tax-Advantaged Global Dividend Income Fund	20,000	206,000
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	11,500	131,560
First Trust Active Dividend Income Fund	11,000	109,890
ING Global Equity Dividend & Premium Opportunity Fund	13,000	158,080

		1,289,140

International Corporate Bonds — 1.4%
DWS Multi-Market Income Trust	16,200	109,188
Royal Bank Canada, 10.0%, due 6/13/2023	$200,000	180,240

		289,428

International Large Cap Stocks — 0.8%
BlackRock International Growth and Income Trust	15,000	152,250

API TRUST EFFICIENT FRONTIER

INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

May 31, 2009

	Principal/ Shares	Value
U.S. Corporate Bonds — 35.6%
Advent/Claymore Convertible Securities & Income Fund	20,000	$245,200
Advent/Claymore Global Convertible Securities & Income Fund	39,000	250,770
BlackRock Corporate High Yield Fund VI, Inc.	20,000	163,800
BlackRock Debt Strategies Fund, Inc.	54,000	153,360
BlackRock Diversified Income Strategies Fund, Inc.	32,000	265,600
BlackRock High Income Shares	110,000	165,000
BlackRock Preferred & Equity Advantage Trust	27,500	274,175
BlackRock Preferred Opportunity Trust	21,000	190,050
BlackRock Senior High Income Fund, Inc.	42,000	122,640
Calamos Convertible & High Income Fund	23,000	240,580
Calamos Convertible Opportunities & Income Fund	26,000	274,300
Credit Suisse High Yield Bond Fund, Inc.	74,000	157,620
DWS Dreman Value Income Edge Fund, Inc.	30,000	126,900
Eaton Vance Credit Opportunities Fund	23,000	142,600
Eaton Vance Limited Duration Income Fund	10,500	130,200
Evergreen Income Advantage Fund	16,000	130,560
Flaherty & Crumrine/Claymore Preferred Securities Income Fund	14,000	126,700
Franklin Templeton Limited Duration Income Trust	16,000	160,480
ING Prime Rate Trust	31,500	129,780
Lehman Brothers Holdings, 0.0%, due 4/21/2023*	$1,000,000	147,500
MassMutual Corporate Investors	7,000	166,600
Morgan Stanley, 0.0%, due 4/25/2023	$1,000,000	826,250
Morgan Stanley High Yield Fund, Inc.	32,000	146,560
Neuberger Berman High Yield Strategies Fund	14,200	129,504
Neuberger Berman Income Opportunity Fund, Inc.	77,000	358,050
Nicholas-Applegate Convertible & Income Fund	18,500	122,655

	Principal/ Shares	Value
Nicholas-Applegate Convertible & Income Fund II	74,600	$452,822
Nuveen Floating Rate Income Fund	20,000	145,600
Nuveen Multi-Strategy Income & Growth Fund	30,000	160,500
Nuveen Quality Preferred Income Fund	31,000	161,510
Nuveen Quality Preferred Income Fund 2	29,000	166,460
Nuveen Tax-Advantaged Floating Rate Fund	45,000	121,950
Pacholder High Yield Fund, Inc.	35,000	174,300
Pioneer Diversified High Income Trust	7,700	113,729
TCW Strategic Income Fund, Inc.	44,000	156,640
Van Kampen High Income Trust II	10,200	115,770
Van Kampen Senior Income Trust	75,000	236,250

		7,352,965

U.S. Large Cap Stocks — 17.7%
BlackRock Enhanced Dividend Achievers Trust	34,000	255,000
Calamos Strategic Total Return Fund	19,000	139,080
Chartwell Dividend & Income Fund, Inc.	73,100	224,417
Cornerstone Strategic Value Fund, Inc.	14,000	137,620
Cornerstone Total Return Fund, Inc.	17,000	156,230
Delaware Investments Dividend & Income Fund, Inc.	26,000	140,920
Dreman/Claymore Dividend & Income Fund	66,000	130,680
Dreyfus High Yield Strategies Fund	40,000	119,200
Enhanced S&P 500 Covered Call Fund, Inc.	14,000	125,440
Fiduciary/Claymore MLP Opportunity Fund	10,000	149,000
BlackRock Enhanced Capital and Income Fund, Inc.	21,000	260,610
Eaton Vance Enhanced Equity Income Fund II	14,000	168,420
Eaton Vance Risk-Managed Diversified Equity Income Fund	6,500	103,415
Eaton Vance Tax-Advantaged Dividend Income Fund	13,500	157,815
Eaton Vance Tax-Managed Diversified Equity Income Fund	11,500	125,120
Gabelli Equity Trust, Inc.	29,000	130,500
Gabelli Dividend & Income Trust	14,500	147,175

API TRUST EFFICIENT FRONTIER

INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

May 31, 2009

	Principal/ Shares	Value
John Hancock Preferred Income Fund III	11,000	$132,770
Liberty All-Star Equity Fund	32,000	111,040
Small Cap Premium Dividend Income Fund, Inc.	25,000	235,750
Nuveen Tax-Advantaged Dividend Growth Fund	16,000	140,800
Nuveen Tax-Advantaged Total Return Strategy Fund	29,000	234,030
S&P 500 Covered Call Fund, Inc.	11,000	130,680

		3,655,712

U.S. REIT’s — 4.8%
Annaly Capital Management, Inc.	58,000	808,520
Cohen & Steers Advantage Income Realty Fund, Inc.	46,000	173,420

		981,940

U.S. Small Cap Stocks — 0.5%
Royce Value Trust, Inc.	13,000	108,940

Total Investments — 98.2% (cost $18,268,528)		20,305,121
Other Assets in Excess of Liabilities — 1.8%		381,555

Net Assets — 100.0%		$20,686,676

Costfor federal income tax purposes $18,268,528.
Theaggregate gross unrealized appreciation (depreciation)for all securities is as follows:
Excess of value over tax cost	3,126,328

Excess of tax cost over value	1,089,735

*	Bond is in default at May 31, 2009.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

MULTIPLE INDEX FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at May 31, 2009 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

MULTIPLE INDEX FUND

SCHEDULE OF INVESTMENTS

May 31, 2009

	Shares	Value
Emerging Markets Growth — 15.8%
iShares MSCI — South Africa	6,000	$289,740
SPDR S&P Emerging Asia Pacific ETF	29,000	1,800,610
SPDR S&P Emerging Europe ETF	28,000	971,320

		3,061,670

Emerging Markets Value — 4.4%
Vanguard Emerging Markets	26,000	847,860

Europe Large Cap Stocks — 1.5%
GlaxoSmithKline PLC ADR	2,000	67,420
Novartis AG ADR	1,500	60,030
Roche Holding, Ltd. ADR	2,000	68,264
Telefonica SA ADR	1,300	84,396

		280,110

Europe Market Indexes — 4.0%
iShares S&P Europe 350	12,000	392,400
SPDR DJ EURO STOXX 50 ETF	11,000	388,080

		780,480

Europe Mid Cap Stocks — 3.1%
iShares MSCI — Austria	36,000	603,720

Global Large Cap Stocks — 0.4%
Total SA ADR	1,400	80,710

Global Market Indexes — 4.9%
iShares Goldman Sachs Networking	41,500	955,330

International Large Cap Stocks — 0.8%
Takeda Pharmaceutical ADR	3,700	73,066
Vodafone Group PLC ADR	4,200	79,044

		152,110

International Market Indexes — 8.0%
iShares MSCI Turkey Investable Market Index	18,000	657,720
SPDR S&P BRIC 40 ETF	43,000	895,690

		1,553,410

Japan Large Cap Stocks — 4.5%
Canon, Inc. ADR	2,500	82,925
Honda Motor Co. ADR	3,700	107,411
Hutchinson Whampoa Ltd. ADR	2,700	94,645
Mitsubishi Corp. ADR	2,500	94,233
Mitsubishi UFJ Financial Group, Inc. ADR	13,500	85,590
Mizuho Financial Group, Inc.	16,000	76,800
Nintendo Co. Ltd. ADR	2,000	67,571
Sony Corp. ADR	3,800	99,674

	Shares	Value
Sumitomo Mitsui Financial Group ADR	20,000	$76,894
Toyota Motor Corp. ADR	1,000	80,150

		865,893

Latin America Market Indexes — 7.5%
iShares MSCI — Brazil	17,000	938,060
iShares MSCI — Mexico	14,000	512,960

		1,451,020

Pacific/Asia Large Cap Stocks — 2.9%
Australia and New Zealand Banking ADR	7,300	92,908
Cheung Kong Holdings ADR	7,700	95,153
National Australia Bank ADR	5,100	89,892
Sun Hung Kai Properties Ltd. ADR	8,300	103,317
Westpac Banking Corporation ADR	1,100	84,172
Woodside Petroleum Ltd. ADR	2,600	90,218

		555,660

Pacific/Asia Market Indexes — 15.3%
iShares FTSE/Xinhua China 25 Index Fund	34,000	1,269,560
iShares MSCI — Singapore	98,000	918,260
iShares MSCI Thailand Investable Market Index	24,000	763,200

		2,951,020

Pacific/Asia Mid Cap Stocks — 4.0%
iShares MSCI — Australia	47,000	771,740

Pacific/Asia Small Cap Stocks — 0.7%
AsiaInfo Holdings, Inc.*	6,800	142,528

Scandinavia Large Cap Stocks — 0.4%
Nestle SA ADR	1,900	68,948

United Kingdom Large Cap Stocks — 0.4%
BP PLC ADR	1,500	74,250

United Kingdom Market Indexes — 2.1%
iShares MSCI — United Kingdom	30,000	411,900

U.S. Large Cap Stocks — 6.6%
Apple, Inc.*	1,200	162,972
Cisco Systems, Inc.*	6,900	127,650
Google, Inc.	300	125,169
Hewlett-Packard Company	3,500	120,225
International Business Machines Corp.	1,400	148,792
Intel Corporation	7,800	122,616
Microsoft Corporation	5,200	108,628
Proctor & Gamble Co.	1,900	98,686

API TRUST EFFICIENT FRONTIER

MULTIPLE INDEX FUND

SCHEDULE OF INVESTMENTS, Continued

May 31, 2009

	Shares	Value
Schlumberger Limited	2,500	$143,075
Wal-Mart Stores, Inc.	2,200	109,428

		1,267,241

U.S. Market Indexes — 4.2%
iShares Dow Jones U. S. Index	18,000	819,360

U.S. Micro Cap Stocks — 4.5%
Anaren, Inc.*	5,800	93,264
Bank Mutual Corporation	6,200	56,234
Citizens, Inc.	8,000	52,720
Hot Topic, Inc.*	8,800	63,448
HQ Sustainable Maritime Industries, Inc.*	13,000	117,260
Marten Transport Ltd.*	3,500	74,655
NCI, Inc.*	2,800	70,448
NutriSystem, Inc.	5,800	79,460
Panhandle Oil and Gas, Inc.	3,500	72,100
Peoples Financial Corp.	3,500	63,000
Ultratech, Inc.*	5,700	71,592
United Financial Bancorp, Inc.	4,900	61,152

		875,333

U.S. Small Cap Stocks — 1.5%
Darling International, Inc.*	16,200	122,634
Duncan Energy Partners LP	5,000	96,250
Infinity Property and Casualty Corp.	1,600	58,896

		277,780

Total Investments — 97.5% (cost $20,142,790)		18,848,073
Other Assets in Excess of Liabilities — 2.5%		486,943

Net Assets — 100.0%		$19,335,016

Costfor federal income tax purposes $20,142,790.
Theaggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	1,987,457

Excess of tax cost over value	3,282,174

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

VALUE FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at May 31, 2009 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

VALUE FUND

SCHEDULE OF INVESTMENTS

May 31, 2009

	Shares	Value
Emerging Markets Growth — 8.9%
SPDR S&P Emerging Asia Pacific ETF	14,000	$869,260
SPDR S&P Emerging Markets ETF	17,000	874,310

		1,743,570

Europe Large Cap Stocks — 0.8%
Novartis AG ADR	4,100	164,082

Global Large Cap Stocks — 0.3%
Total SA ADR	1,000	57,650

International Large Cap Stocks — 1.0%
Rio Tinto PLC ADR	800	145,152
Vodafone Group PLC ADR	3,000	56,460

		201,612

Japan Large Cap Stocks — 0.9%
Toyota Motor Corp ADR	2,200	176,330

Latin America Large Cap Stocks — 6.5%
Banco Bradesco SA ADR	8,800	134,376
Companhia de Bebidas Das Americas ADR	3,400	222,700
Companhia Sideurgica Nacional ADR	7,500	183,900
Gerdau SA ADR	14,700	152,880
Itau Unibanco Banco Multiplo SA ADR	15,950	255,998
Petroleo Brasileiro ADR	4,000	176,120
Vale SA ADR	7,800	149,370

		1,275,344

Latin America Mid Cap Stocks — 0.6%
Companhia Energetica de Minas Gerais ADR	8,250	109,148

United Kingdom Large Cap Stocks — 0.8%
BP PLC ADR	3,200	158,400

U.S. Large Cap Stocks — 30.0%
Amgen, Inc.*	3,000	149,820
Aon Corp.	6,200	223,200
Applied Materials, Inc.	20,000	225,200
Baker Hughes, Inc.	3,500	136,710
Boeing Company	20,000	897,000
Chubb Corporation	10,000	396,500
eBay, Inc.*	8,000	140,960
Edison International	2,800	81,872
Goldman Sachs Group, Inc.	6,000	867,420
International Business Machines, Inc.	1,000	106,280
Lowe’s Companies, Inc.	8,700	165,387

	Shares	Value
Marsh & McLennan Companies, Inc.	4,000	$75,680
Mosaic Company	3,000	164,100
National Oilwell Varco, Inc.*	4,000	154,480
Nike, Inc. Class B	3,500	199,675
Noble Energy, Inc.	1,800	107,064
Omnicom Group, Inc.	7,500	228,750
Precision Castparts Corp.	2,000	165,140
Progress Energy, Inc.	2,400	85,224
Progressive Corp.*	6,700	108,071
Public Storage REIT	1,400	93,254
Sempra Energy	2,200	100,496
Spectra Energy Corp.	5,900	94,695
Stryker Corp.	3,500	134,540
Sysco Corp.	9,400	225,224
Walgreen Co.	7,500	223,425
Wal-Mart Stores, Inc.	3,500	174,090
Walt Disney Co.	6,000	145,320

		5,869,577

U.S. Micro Cap Stocks — 14.1%
ArvinMeritor, Inc.	54,500	138,975
Checkpoint Systems, Inc.*	8,500	119,340
Cohu, Inc.	8,400	77,700
Colonial Properties Trust	20,000	155,600
Cross Country Healthcare, Inc.*	11,000	85,360
Exar Corp.*	13,400	86,564
Federal Signal Corp.	11,200	96,096
Fidelity National Financial, Inc.	10,000	139,400
Foot Locker, Inc.	12,500	138,875
Fuel Systems Solutions, Inc.*	4,000	84,560
Furniture Brands International, Inc.	122,000	508,740
Houston American Energy Corp	54,000	113,940
Imation Corp.	13,000	125,580
JAKKS Pacific, Inc.*	5,000	63,750
Kelly Services, Inc.	6,200	66,092
Methode Electronics, Inc.	26,000	151,840
PolyOne Corp.*	30,000	90,300
RehabCare Group, Inc.*	6,100	133,102
South Financial Group, Inc.	73,000	138,700
Tredegar Corp.	6,700	93,934
Wintrust Financial Corporation	5,000	90,000
YRC Worldwide, Inc.*	22,400	57,792

		2,756,240

API TRUST EFFICIENT FRONTIER

VALUE FUND

SCHEDULE OF INVESTMENTS, Continued

May 31, 2009

	Shares	Value
U.S. Mid Cap Stocks — 18.7%
Albemarle Corp.	5,000	$141,100
Ball Corp.	5,300	210,940
Boston Properties, Inc.	1,900	91,808
Bunge Ltd.	2,300	145,521
Dr. Pepper Snapple Group, Inc.*	5,500	119,515
ENSCO International, Inc.	8,000	311,120
Equity Residential REIT	3,400	82,756
Goodrich Corp.	3,000	145,620
Greif, Inc.	3,000	144,960
International Flavors and Fragrances, Inc.	6,500	207,350
International Paper Co.	8,300	119,271
M & T Bank Corp.	2,059	102,950
Magellan Midstream Partners, L.P.	10,000	349,500
Principal Financial Group, Inc.	12,500	277,500
Rockwell Collins, Inc.	4,000	169,680
Safeway, Inc.	4,400	89,144
Silgan Holdings, Inc.	17,000	752,420
Weyerhaeuser Co.	3,000	100,740
Xerox Corporation	15,700	106,760

		3,668,655

U.S. Small Cap Stocks — 17.2%
Arch Chemicals, Inc.	2,000	56,200
Astec Industries, Inc.*	4,000	122,480
Belden CDT, Inc.	46,000	842,720
Brown Shoe Company, Inc.	32,000	260,160
Cytec Industries, Inc.	13,000	279,240
Dyncorp International, Inc.*	7,500	108,525
Gardner Denver, Inc.*	4,000	113,360
Griffon Corp.*	13,400	129,846
Healthcare Services Group, Inc.	6,000	104,880
Investment Technology Group, Inc.*	5,900	122,720
Men’s Wearhouse, Inc.	8,900	152,101
National Presto Industries, Inc.	1,400	114,072
Old Dominion Freight Line, Inc.*	4,000	117,800
Olin Corp.	7,500	100,200
OM Group, Inc.*	2,000	53,000
Parexel International Corporation*	12,600	129,780
RadioShack Corp.	10,500	141,120
Regal-Beloit Corp.	3,000	118,530
Rent-A-Center, Inc.*	4,900	95,697

	Shares	Value
Synaptics, Inc.*	4,300	$151,015
Woodward Governor, Inc.	3,000	61,590

		3,375,036

Total Investments — 99.8% (cost $17,377,116)		19,555,644
Other Assets in Excess of Liabilities — 0.2%		39,360

Net Assets — 100.0%		$19,595,004

Costfor federal income tax purposes $17,377,116.
The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	3,491,773

Excess of tax cost over value	1,313,245

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2009

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Assets
Investments at value (identified cost of $15,068,617; $26,318,520; $18,268,528; $20,142,790; and $17,377,116, respectively)	$15,985,168	$29,049,692	$20,305,121	$18,848,073	$19,555,644
Cash	594,432	1,668,187	747,061	562,337	537,498
Dividends and interest receivable	49,930	52,033	33,855	17,848	40,902
Receivable for securities sold	122,097			79,951
Receivable for shareholder purchases	12,773	907	30,361	1,356	844
Other assets	6,687	11,407	4,399	7,517	7,429

Total assets	16,771,087	30,782,226	21,120,797	19,517,082	20,142,317

Liabilities
Payable for shareholder redemptions	648,524	82,515	130,618	125,005	488,196
Accrued distribution fees	9,686	21,845	15,603	13,414	11,978
Accrued advisory fees	8,000	24,361	6,554	10,907	14,810
Accrued accounting service fees	3,467	3,161	3,080	3,072	3,081
Payable for securities purchased	128,180	613,512	250,663
Other accrued expenses	26,395	43,580	27,603	29,668	29,248

Total liabilities	824,252	788,974	434,121	182,066	547,313

Net assets	$15,946,835	$29,993,252	$20,686,676	$19,335,016	$19,595,004

Shares of beneficial interest (unlimited number of no par value shares authorized) (Note 6)
Class A: Shares outstanding	142,996	664,151	138,663	324,914	569,554

Net asset value per share	$26.19	$6.36	$9.20	$8.98	$8.48

Maximum offering price per share	$27.79	$6.75	$9.76	$9.53	$9.00

Class C: Shares outstanding	341,430	4,312,331	2,166,212	1,923,175	1,834,661

Net asset value per share	$25.34	$5.98	$8.96	$8.54	$8.05

Class D: Shares outstanding	137,389

Net asset value per share	$25.85

Net assets consist of
Paid-in capital	$20,458,980	$45,434,477	$21,343,273	$28,764,289	$31,329,406
Undistributed net investment income	79,653		131,690	42,168	77,772
Accumulated net realized gain (loss) from security transactions	(5,508,349)	(18,172,397)	(2,824,880)	(8,176,724)	(13,990,702)
Unrealized appreciation on investments	916,551	2,731,172	2,036,593	(1,294,717)	2,178,528

Net assets applicable to outstanding shares of beneficial interest	$15,946,835	$29,993,252	$20,686,676	$19,335,016	$19,595,004

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

STATEMENTS OF OPERATIONS

Year Ended May 31, 2009

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Investment income
Dividends	$736,397	$982,280	$911,165	$647,464	$726,917
Interest	48,748	7,043	330,111	7,309	9,862

Total income	785,145	989,323	1,241,276	654,773	736,779

Expenses
Investment advisory fees	111,159	362,520	51,460	164,780	219,362
Distribution fees:
Class C	111,135	331,410	119,376	199,316	192,194
Class D	25,261
Accounting service fees	41,853	38,625	36,286	37,354	37,437
Transfer agent fees	80,021	113,646	56,819	78,736	74,429
Custodial fees	5,287	6,801	5,012	5,207	7,596
Professional fees	31,943	59,525	30,629	38,217	39,462
Registration fees	28,753	27,283	26,063	26,813	25,335
Trustee fees	6,689	14,531	3,842	9,081	9,531
Insurance	15,939	32,589	8,579	21,257	20,923
Shareholder reports	7,176	12,593	5,106	8,433	8,649
Miscellaneous	23,925	31,732	17,880	23,411	24,089

Total operating expenses	489,141	1,031,255	361,052	612,605	659,007

Net investment income (loss)	296,004	(41,932)	880,224	42,168	77,772

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	(5,667,972)	(18,234,280)	(1,935,611)	(8,176,724)	(13,990,702)
Capital gain distributions from mutual funds	159,623	61,883
Change in unrealized appreciation on investments	(4,565,958)	(8,536,485)	2,018,208	(10,212,346)	(5,633,893)

Net realized and unrealized gain (loss) on investments	(10,074,307)	(26,708,882)	82,597	(18,389,070)	(19,624,595)

Net increase (decrease) in net assets resulting from operations	$(9,778,303)	$(26,750,814)	$962,821	$(18,346,900)	$(19,546,823)

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended May 31, 2009

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Operations
Net investment income (loss)	$296,004	$(41,932)	$880,224	$42,168	$77,772
Net realized gain (loss) from security transactions	(5,667,972)	(18,234,280)	(1,935,611)	(8,176,724)	(13,990,702)
Capital gain distributions from mutual funds	159,623	61,883
Net change in unrealized appreciation on investments	(4,565,958)	(8,536,485)	2,018,208	(10,212,346)	(5,633,893)

Increase (decrease) in net assets resulting from operations	(9,778,303)	(26,750,814)	962,821	(18,346,902)	(19,546,823)

Distributions
From net investment income:
Class A	(34,048)		(59,539)
Class C	(130,308)		(788,306)
Class D	(69,929)

	(234,285)		(847,845)

From net realized gain on security transactions:
Class A	(141,812)	(514,752)		(164,897)	(82,865)
Class C	(848,502)	(6,094,294)		(1,040,582)	(588,322)
Class D	(364,674)

	(1,354,988)	(6,609,046)		(1,205,479)	(671,187)

Change in net assets from Fund share transactions:
Class A	1,702,068	1,903,955	478,900	(572,010)	2,438,849
Class C	(555,451)	(2,517)	7,196,527	(652,259)	(2,875,412)
Class D	(1,134,530)

Increase (decrease) in net assets resulting from capital share transactions	12,087	1,901,438	7,675,427	(1,224,269)	(436,563)

Total increase (decrease) in net assets	(11,355,489)	(31,458,422)	7,790,403	(20,776,650)	(20,654,573)
Net assets
Beginning of year	27,302,324	61,451,674	12,896,273	40,111,666	40,249,577

End of year	$15,946,835	$29,993,252	$20,686,676	$19,335,016	$19,595,004

Undistributed net investment income	$79,653	—	$131,690	$42,168	$77,772

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended May 31, 2008

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Operations
Net investment income (loss)	$376,188	$(409,079)	$260,009	$44,463	$75,986
Net realized gain (loss) from security transactions	2,673,951	6,879,286	(69,317)	3,582,817	2,737,704
Capital gain distributions from mutual funds		21,968
Net change in unrealized appreciation on investments	(3,540,770)	(6,086,107)	(7,854)	(3,837,885)	(3,621,631)

Increase (decrease) in net assets resulting from operations	(490,631)	406,068	182,838	(210,605)	(807,941)

Distributions
From net investment income:
Class A	(80,932)	(42,480)	(21,813)	(79,269)	(49,044)
Class C	(312,606)	(179,241)	(257,241)	(298,710)	(288,950)
Class D	(197,573)

	(591,111)	(221,721)	(279,054)	(377,979)	(337,994)

From net realized gain on security transactions:
Class A	(183,011)	(100,926)		(420,611)	(442,251)
Class C	(924,193)	(1,239,692)		(2,689,107)	(4,364,075)
Class D	(505,596)

	(1,612,800)	(1,340,618)		(3,109,718)	(4,806,326)

Change in net assets from Fund share transactions:
Class A	457,549	(320,254)	192,923	1,408,203	147,839
Class C	(1,054,550)	(4,616,635)	13,325	(860,692)	245,819
Class D	(807,117)

Increase (decrease) in net assets resulting from capital share transactions	(1,404,118)	(4,936,889)	206,248	547,511	393,658

Total increase (decrease) in net assets	(4,098,660)	(6,093,160)	110,032	(3,150,791)	(5,558,603)
Net assets
Beginning of year	31,400,984	67,544,834	12,786,241	43,262,457	45,808,180

End of year	$27,302,324	$61,451,674	$12,896,273	$40,111,666	$40,249,577

Undistributed net investment income	$17,934	—	$99,311	—	—

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares (1)(4)
	For the Year Ended May 31,				For the Period Ended May 31, 2005 (2)
	2009	2008	2007	2006
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$43.34	$47.76	$37.36	$37.06	$33.56

Income from investment operations
Net investment income	0.68	0.94	1.04	0.56	0.16
Net realized and unrealized gain (loss) on investments	(15.29)	(1.36)	10.88	2.98	3.62

Total income (loss) from investment operations	(14.61)	(0.42)	11.92	3.54	3.78

Distributions
From net investment income	(0.49)	(1.22)	(0.42)		(0.22)
From net realized gain on security transactions	(2.05)	(2.78)	(1.10)	(3.24)	(0.06)

Total distributions	(2.54)	(4.00)	(1.52)	(3.24)	(0.28)

Net asset value, end of year/period	$26.19	$43.34	$47.76	$37.36	$37.06

Total return	(32.93)%	(0.93)%	32.42%	9.78%	11.28%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,745	$3,491	$3,343	$2,414	$1,966
Ratio of expenses to average net assets	1.90%	1.44%	1.43%	1.56%	1.72	% (3)
Ratio of net investment income to average net assets	2.33%	2.09%	2.63%	1.45%	0.49	% (3)
Portfolio turnover rate	129%	69%	56%	100%	178%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was July 1, 2004.

(3)	Annualized

(4)	Per share information adjusted to reflect 1:2 share adjustment effective February 23, 2009.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares (1)(4)
	For the Year Ended May 31,				For the Period Ended May 31, 2005 (2)
	2009	2008	2007	2006
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$42.10	$46.66	$36.70	$36.82	$33.56

Income from investment operations
Net investment income (loss)	0.37	0.48	0.62	0.16	(0.16)
Net realized and unrealized gain (loss) on investments	(14.77)	(1.32)	10.66	2.96	3.62

Total income (loss) from investment operations	(14.40)	(0.84)	11.28	3.12	3.46

Distributions
From net investment income	(0.31)	(0.94)	(0.22)		(0.14)
From net realized gain on security transactions	(2.05)	(2.78)	(1.10)	(3.24)	(0.06)

Total distributions	(2.36)	(3.72)	(1.32)	(3.24)	(0.20)

Net asset value, end of year/period	$25.34	$42.10	$46.66	$36.70	$36.82

Total return	(33.47)%	(1.90)%	31.12%	8.66%	10.31%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$8,651	$15,797	$18,390	$11,585	$6,437
Ratio of expenses to average net assets	2.90%	2.44%	2.43%	2.56%	2.72	% (3)
Ratio of net investment income (loss) to average net assets	1.33%	1.09%	1.63%	0.45%	(0.50	)% (3)
Portfolio turnover rate	129%	69%	56%	100%	178%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was July 1, 2004.

(3)	Annualized

(4)	Per share information adjusted to reflect 1:2 share adjustment effective February 23, 2009.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class D Shares (1)(2)
	For the Years Ended May 31,
	2009	2008	2007	2006	2005
For a share outstanding throughout each year
Net asset value, beginning of year	$42.82	$47.32	$37.10	$37.02	$32.90

Income from investment operations
Net investment income	0.52	0.70	0.96	0.36
Net realized and unrealized gain (loss) on investments	(15.05)	(1.34)	10.66	2.96	4.28

Total income (loss) from investment operations	(14.53)	(0.64)	11.62	3.32	4.28

Distributions
From net investment income	(0.39)	(1.08)	(0.30)		(0.10)
From net realized gain on security transactions	(2.05)	(2.78)	(1.10)	(3.24)	(0.06)

Total distributions	(2.44)	(3.86)	(1.40)	(3.24)	(0.16)

Net asset value, end of year	$25.85	$42.82	$47.32	$37.10	$37.02

Total return	(33.18)%	(1.43)%	31.78%	9.18%	13.01%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,551	$8,015	$9,668	$9,117	$12,926
Ratio of expenses to average net assets	2.40%	1.94%	1.93%	2.06%	2.22%
Ratio of net investment income (loss) to average net assets	1.83%	1.59%	2.13%	0.95%	(0.01)%
Portfolio turnover rate	129%	69%	56%	100%	178%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Per share information adjusted to reflect 1:2 share adjustment effective February 23, 2009.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

GROWTH FUND

FINANCIAL HIGHLIGHTS

	Class A Shares (1)
	For the Year Ended May 31,				For the Period Ended May 31, 2005 (2)
	2009	2008	2007	2006
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$13.93	$14.12	$13.10	$11.38	$10.62

Income from investment operations
Net investment income (loss)	0.06	0.04	0.08	(0.09)	(0.13)
Net realized and unrealized gain (loss) on investments	(6.06)	0.20	2.92	1.81	0.89

Total income from investment (loss) operations	(6.00)	0.24	3.00	1.72	0.76

Distributions
From net investment income		(0.13)
From net realized gain on security transactions	(1.57)	(0.30)	(1.98)

Total distributions	(1.57)	(0.43)	(1.98)

Net asset value, end of year/period	$6.36	$13.93	$14.12	$13.10	$11.38

Total return	(41.06)%	1.62%	24.73%	15.11%	7.16%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$4,221	$5,016	$5,421	$4,262	$3,546
Ratio of expenses to average net assets	1.94%	1.56%	1.59%	1.58%	1.72	% (3)(4)
Ratio of net investment income (loss) to average net assets	0.80%	0.26%	0.66%	(0.68)%	(1.12	)% (4)
Portfolio turnover rate	99%	72%	81%	143%	131%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was July 1, 2004.

(3)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.78%.

(4)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares (1)
	For the Years Ended May 31,
	2009	2008	2007	2006	2005
For a share outstanding throughout each year
Net asset value, beginning of year	$13.40	$13.65	$12.85	$11.27	$10.30

Income from investment operations
Net investment loss	(0.01)	(0.10)	(.04)	(0.21)	(0.23)
Net realized and unrealized gain (loss) on investments	(5.84)	0.19	2.82	1.79	1.20

Total income (loss) from investment operations	(5.85)	0.09	2.78	1.58	0.97

Distributions
From net investment income		(0.04)
From net realized gain on security transactions	(1.57)	(0.30)	(1.98)

Total distributions	(1.57)	(0.34)	(1.98)

Net asset value, end of year	$5.98	$13.40	$13.65	$12.85	$11.27

Total return	(41.62)%	0.63%	23.43%	14.02%	9.42%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$25,772	$56,436	$62,124	$52,082	$49,042
Ratio of expenses to average net assets	2.94%	2.56%	2.59%	2.58%	2.72	% (2)
Ratio of net investment loss to average net assets	(0.20)%	(0.74)%	(0.34)%	(1.68)%	(2.12)%
Portfolio turnover rate	99%	72%	81%	143%	131%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.78%.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares (1)
	For the Years Ended May 31,
	2009	2008	2007	2006	2005
For a share outstanding throughout each year
Net asset value, beginning of year	$10.27	$10.31	$10.13	$10.53	$10.63

Income from investment operations
Net investment income	0.66	0.31	0.32	0.43	0.20
Net realized and unrealized gain (loss) on investments	(1.11)	(0.06)	0.17	(0.46)	(0.20)

Total income (loss) from investment operations	(0.45)	0.25	0.49	(0.03)	—

Distributions
From net investment income	(0.62)	(0.29)	(0.31)	(0.37)	(0.10)

Total distributions	(0.62)	(0.29)	(0.31)	(0.37)	(0.10)

Net asset value, end of year	$9.20	$10.27	$10.31	$10.13	$10.53

Total return	(3.25)%	2.48%	4.84%	(0.24)%	0.06%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,276	$912	$720	$504	$9,334
Ratio of expenses to average net assets	1.88%	1.70%	1.72%	1.71%	1.37	% (2)
Ratio of net investment income to average net assets	7.76%	3.04%	3.30%	3.54%	1.92%
Portfolio turnover rate	92%	98%	30%	38%	189%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.59%.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares (1)
	For the Year Ended May 31,				For the Period Ended May 31, 2005 (2)
	2009	2008	2007	2006
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$10.02	$10.10	$9.98	$10.43	$10.62

Income from investment operations
Net investment income	0.55	0.20	0.23	0.29	0.07
Net realized and unrealized gain (loss) on investments	(1.07)	(0.05)	0.14	(0.43)	(0.19)

Total income (loss) from investment operations	(0.52)	0.15	0.37	(0.14)	(0.12)

Distributions
From net investment income	(0.54)	(0.23)	(0.25)	(0.31)	(0.07)

Total distributions	(0.54)	(0.23)	(0.25)	(0.31)	(0.07)

Net asset value, end of year/period	$8.96	$10.02	$10.10	$9.98	$10.43

Total return	(4.12)%	1.52%	3.71%	(1.36)%	(1.14)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$19,411	$11,984	$12,066	$10,901	$4,634
Ratio of expenses to average net assets	2.88%	2.70%	2.72%	2.71%	2.37	% (3)(4)
Ratio of net investment income to average net assets	6.76%	2.04%	2.30%	2.54%	0.92	% (4)
Portfolio turnover rate	92%	98%	30%	38%	189%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was July 1, 2004.

(3)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.59%.

(4)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

MULTIPLE INDEX FUND

FINANCIAL HIGHLIGHTS

	Class A Shares (1)
	For the Years Ended May 31,
	2009	2008	2007	2006	2005
For a share outstanding throughout each year
Net asset value, beginning of year	$16.84	$18.45	$14.45	$12.76	$11.80

Income from investment operations
Net investment income (loss)	0.11	0.17	0.27	0.06	(0.08)
Net realized and unrealized gain (loss) on investments	(7.46)	(0.11)	4.22	2.32	1.04

Total income (loss) from investment operations	(7.35)	0.06	4.49	2.38	0.96

Distributions
From net investment income		(0.26)
From net realized gain on security transactions	(0.51)	(1.41)	(0.49)	(0.69)

Total distributions	(0.51)	(1.67)	(0.49)	(0.69)

Net asset value, end of year	$8.98	$16.84	$18.45	$14.45	$12.76

Total return	(43.21)%	0.25%	31.48%	18.83%	8.14%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,918	$6,278	$5,373	$3,926	$18,907
Ratio of expenses to average net assets	1.77%	1.33%	1.35%	1.42%	1.58	% (2)
Ratio of net investment income (loss) to average net assets	1.03%	0.98%	1.66%	0.46%	(0.68)%
Portfolio turnover rate	75%	59%	29%	197%	165%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.68%.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

MULTIPLE INDEX FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares (1)
	For the Year Ended May 31,				For the Period Ended May 31, 2005 (2)
	2009	2008	2007	2006
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$16.22	$17.89	$14.16	$12.65	$12.15

Income from investment operations
Net investment income (loss)			0.10	(0.08)	(0.20)
Net realized and unrealized gain (loss) on investments	(7.17)	(0.10)	4.12	2.28	0.70

Total income from investment operations	(7.17)	(0.10)	4.22	2.20	0.50

Distributions
From net investment income		(0.16)
From net realized gain on security transactions	(0.51)	(1.41)	(0.49)	(0.69)

Total distributions	(0.51)	(1.57)	(0.49)	(0.69

Net asset value, end of year/period	$8.54	$16.22	$17.89	$14.16	$12.65

Total return	(43.76)%	(0.72)%	30.20%	17.55%	4.12%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$16,417	$33,834	$37,890	$27,790	$8,993
Ratio of expenses to average net assets	2.77%	2.33%	2.35%	2.42%	2.58	% (3)(4)
Ratio of net investment income (loss) to average net assets	0.03%	(0.02)%	0.66%	(0.54)%	(1.68	)% (4)
Portfolio turnover rate	75%	59%	29%	197%	165%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was July 1, 2004.

(3)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.68%.

(4)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

VALUE FUND

FINANCIAL HIGHLIGHTS

	Class A Shares (1)
	For the Year Ended May 31,				For the Period Ended May 31, 2005 (2)
	2009	2008	2007	2006
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$16.56	$19.15	$17.06	$16.70	$15.57

Income from investment operations
Net investment income (loss)	0.11	0.17	0.21	(0.05)	(0.19)
Net realized and unrealized gain (loss) on investments	(7.95)	(0.36)	4.34	2.50	1.69

Total income from investment operations	(7.84)	(0.19)	4.55	2.45	1.50

Distributions
From net investment income		(0.24)
From net realized gain on security transactions	(0.24)	(2.16)	(2.46)	(2.09)	(0.37)

Total distributions	(0.24)	(2.40)	(2.46)	(2.09)	(0.37)

Net asset value, end of year/period	$8.48	$16.56	$19.15	$17.06	$16.70

Total return	(47.18)%	(0.50)%	28.80%	14.66%	9.53%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$4,832	$4,060	$4,457	$3,492	$2,727
Ratio of operating expenses to average net assets	1.93%	1.53%	1.51%	1.57%	1.76	% (3)(5)
Ratio of total expenses to average net assets	1.93%	1.53%	1.51%	1.57%	2.62	% (4)(5)
Ratio of net investment income (loss) to average net assets	1.11%	1.00%	1.18%	(0.28)%	(1.16	)% (5)
Portfolio turnover rate	120%	74%	95%	191%	113%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was July 1, 2004.

(3)	Without fees waived by the investment advisor, the ratio of operating expenses to average net assets would have been 1.79%.

(4)	Without fees waived by the investment advisor, the ratio of total expenses to average net assets would have been 2.65%.

(5)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

VALUE FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares (1)
	For the Years Ended May 31,
	2009	2008	2007	2006	2005
For a share outstanding throughout each year
Net asset value, beginning of year	$15.89	$18.53	$16.73	$16.56	$14.96

Income from investment operations
Net investment income (loss)	0.02	0.02	0.05	(0.21)	(0.35)
Net realized and unrealized gain (loss) on investments	(7.62)	(0.36)	4.21	2.47	2.32

Total income (loss) from investment operations	(7.60)	(0.34)	4.26	2.26	1.97

Distributions
From net investment income		(0.14)
From net realized gain on security transactions	(0.24)	(2.16)	(2.46)	(2.09)	(0.37)

Total distributions	(0.24)	(2.30)	(2.46)	(2.09)	(0.37)

Net asset value, end of year	$8.05	$15.89	$18.53	$16.73	$16.56

Total return	(47.67)%	(1.38)%	27.58%	13.60%	13.05%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$14,763	$36,190	$41,351	$31,550	$28,977
Ratio of operating expenses to average net assets	2.83%	2.43%	2.41%	2.47%	2.66	% (2)
Ratio of total expenses to average net assets	2.83%	2.43%	2.41%	2.47%	3.52	% (3)
Ratio of net investment income (loss) to average net assets	0.21%	0.10%	0.28%	(1.18)%	(2.06)%
Portfolio turnover rate	120%	74%	95%	191%	113%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Without fees waived by the investment advisor, the ratio of operating expenses to average net assets would have been 2.69%.

(3)	Without fees waived by the investment advisor, the ratio of total expenses to average net assets would have been 3.55%.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS

May 31, 2009

1.	Organization

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The accompanying financial statements include the Capital Income Fund, Growth Fund, Income Fund, Multiple Index Fund, and Value Fund (collectively the “Funds”). Each Fund offers Class C and Class A shares. In addition, Class D shares of the Capital Income Fund are available only to investors who were invested in the fund on July 1, 2004 and continue to remain invested in the fund.

The Capital Income Fund’s investment objective is to seek to achieve high current income, as well as growth of capital and income. The Growth Fund’s investment objective is growth of capital. The Income Fund’s investment objective is current income with limited credit risk. The Multiple Index Fund’s investment objective is maximum total return from capital growth and income. The Value Fund’s investment objective is growth of capital, as well as income. Each Fund invests in securities, derivatives and other financial instruments that, in the opinion of the Funds’ investment adviser, offer the opportunity to achieve that particular Fund’s investment objective.

The Capital Income Fund and Growth Fund invest primarily in the common stock of U.S. and foreign issuers, securities issued by investment companies (“Underlying Funds”), including open-end mutual funds, closed-end funds, unit investment trusts, and foreign investment companies, long-, intermediate- or short-term bonds and other fixed-income securities, and index securities (“Index Securities”), including exchange traded funds and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

The Income Fund invests primarily in debt securities, including U.S. Government securities and corporate bonds, common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Multiple Index Fund invests primarily in Index Securities, common stock of U.S. and foreign issuers, and securities issued by Underlying Funds.

The Value Fund invests primarily in the common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies

Portfolio Valuation

The Funds’ investments in Underlying Funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Securities that are listed on U.S. exchanges (other than exchange traded funds (“ETFs”)) are valued at the last sales price on the day the securities are valued or, lacking any sales on such day, at the previous day’s closing price. ETFs are valued at the last sales price on the ETFs primary exchange on the day the securities are valued or, lacking any sales on such day, either at the value assigned by a nationally recognized third-party pricing service or at the previous day’s closing price. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. U.S. Treasury securities and corporate bonds are valued at an evaluated mean of the bid and asked prices. Securities for which market quotations are unavailable or unreliable are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Effective June 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2009, in valuing the Funds’ assets carried at fair value.

Investments in Securities:

Valuation Inputs	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Level 1—Quoted Prices	$15,985,168	$29,049,692	$19,151,131	$18,848,073	$19,555,644
Level 2—Other Significant Observable Inputs	—	—	1,153,990	—	—
Level 3—Significant Unobservable Inputs	—	—	—	—	—

Total	$15,985,168	$29,049,692	$20,305,121	$18,848,073	$19,555,644

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds’ financial statement disclosures.

Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains are allocated to each class proportionately for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

The Funds currently offer Class A shares which include a maximum front-end sales charge (load) of 5.75%. Class A shares may be purchased without a front-end sales charge under certain circumstances. A contingent deferred sales charge of 1.00% is generally imposed on redemptions of Class C shares made within one year of the date of purchase. A contingent deferred sales charge of 1.50% is generally imposed on redemptions of Class D shares made within five years of the date of purchase. Consequently, redemption value may differ from net asset value.

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Other

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a Fund’s financial position, performance and cash flows. Management has determined the adoption of FAS 161 had no material impact on the Funds’ financial statements and related disclosures.

3.	Investment Advisory and Accounting Services Agreements

Yorktown Management & Research Company, Inc. (the “Advisor”), whose principal stockholder is also a trustee of the Trust, serves as the Funds’ investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .60% of the average daily net assets of the Capital Income Fund; 1.00% of the first $100 million of the average daily net assets of the Growth Fund and .75% of the average daily net assets exceeding $100 million; .40% of the average daily net assets of the Income Fund; .70% of the average daily net assets of the Multiple Index Fund; and .90% of the average daily net assets of the Value Fund.

In addition, the Advisor provides certain accounting and pricing services for the Funds. For the year ended May 31, 2009, the Advisor received $41,853, $38,625, $36,286, $37,354, and $37,437 from the Capital Income Fund, Growth Fund, Income Fund, Multiple Index Fund, and Value Fund, respectively.

4.	Distribution Plan and Fees

The Trust has adopted a Rule 12b-1 Plan of Distribution for Class C and Class D shares providing for the payment of distribution and service fees to the Funds’ distributor. Class C shares of the Capital Income Fund, Growth Fund, Income Fund and Multiple Index Fund pay a fee of 1.00% of each Class C shares’ average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees. Class C shares of the Value Fund pay a fee of 0.90% of the Class C shares’ average daily net assets. Of this amount, 0.65% represents distribution fees and 0.25% represents shareholder servicing fees. Class D shares of the Capital Income Fund pay a fee of 0.50% of the Class D shares’ average daily net assets. Of this amount, 0.25% represents distribution fees and 0.25% represents shareholder servicing fees.

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

5.	Investment Activity

For the year ended May 31, 2009, total aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Capital Income Fund	$23,559,144	$23,144,420	$—	$—
Growth Fund	35,857,959	40,578,092	—	—
Income Fund	19,451,203	10,505,856	—	873,600
Multiple Index Fund	17,579,730	19,137,042	—	—
Value Fund	29,015,984	29,001,145	—	—

6.	Fund Share Transactions

Share transactions for the year ended May 31, 2009 were as follows:

	Amount				Shares*
	Sold	Reinvested From Distributions	Redeemed	Net Change	Sold	Reinvested From Distributions	Redeemed	Net Change
Capital Income Fund:
Class A	$3,142,555	174,985	$(1,615,472)	$1,702,068	122,701	7,569	(67,828)	62,442
Class C	2,906,053	932,652	(4,394,156)	(555,451)	108,450	41,525	(183,817)	(33,842)
Class D	72,120	412,164	(1,618,814)	(1,134,530)	2,665	18,030	(70,501)	(49,806)

Growth Fund:
Class A	3,252,244	505,396	(1,853,685)	1,903,955	495,382	93,592	(284,871)	304,103
Class C	3,393,365	5,693,391	(9,089,273)	(2,517)	452,561	1,116,352	(1,468,807)	100,106

Income Fund:
Class A	1,671,760	58,841	(1,251,701)	478,900	200,831	7,473	(158,444)	49,860
Class C	10,077,697	755,625	(3,636,795)	7,196,527	1,337,659	98,576	(465,484)	970,751

Multiple Index Fund:
Class A	1,213,719	164,478	(1,950,207)	(572,010)	120,700	21,114	(189,641)	(47,827)
Class C	3,288,947	967,527	(4,908,733)	(652,259)	348,848	130,219	(641,916)	(162,849)

Value Fund:
Class A	4,790,113	81,596	(2,432,860)	2,438,849	551,410	10,474	(237,444)	324,440
Class C	4,225,006	548,966	(7,649,384)	(2,875,412)	486,447	73,985	(1,002,893)	(442,461)

*	Share activity for the Capital Income Fund has been restated to reflect the 1:2 share adjustment effective February 23, 2009.

AMERICAN PENSION INVESTORS TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

6.	Fund Share Transactions, continued

At May 31, 2009, net assets per class consisted of the following:

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Class A	$3,744,443	$4,221,342	$1,276,112	$2,917,956	$4,831,829
Class C	8,651,022	25,771,910	19,410,564	16,417,060	14,763,175
Class D	3,551,370	—	—	—	—

Share transactions for the year ended May 31, 2008 were as follows:

	Amount				Shares
	Sold	Reinvested From Distributions	Redeemed	Net Change	Sold	Reinvested From Distributions	Redeemed	Net Change
Capital Income Fund:
Class A	$735,740	$262,930	$(541,121)	$457,549	16,615	6,028	(12,094)	10,549
Class C	2,743,779	1,169,842	(4,968,171)	(1,054,550)	64,324	27,487	(110,651)	(18,840)
Class D	192,635	663,089	(1,662,841)	(807,117)	4,253	15,350	(36,763)	(17,160)

Growth Fund:
Class A	421,744	141,269	(883,267)	(320,254)	31,085	10,040	(64,890)	(23,765)
Class C	3,683,381	1,328,993	(9,629,009)	(4,616,635)	279,669	97,792	(714,824)	(337,363)

Income Fund:
Class A	316,045	21,200	(144,322)	192,923	30,911	2,097	(14,073)	18,935
Class C	2,383,680	252,921	(2,623,276)	13,325	238,821	25,522	(263,501)	842

Multiple Index Fund:
Class A	1,576,278	499,569	(667,644)	1,408,203	90,035	29,386	(37,892)	81,529
Class C	3,729,165	2,747,756	(7,337,613)	(860,692)	221,714	167,037	(420,363)	(31,612)

Value Fund:
Class A	410,112	490,666	(752,939)	147,839	24,638	30,743	(42,980)	12,401
Class C	3,111,746	4,258,989	(7,124,916)	245,819	192,504	277,098	(423,506)	46,096

At May 31, 2008, net assets per class consisted of the following:

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Class A	$3,490,860	$5,015,506	$911,914	$6,277,450	$4,060,231
Class C	15,796,907	56,436,168	11,984,359	33,834,216	36,189,346
Class D	8,014,557	—	—	—	—

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

7.	Capital Loss Carryovers

At May 31, 2009, the following Funds had capital loss carryovers:

	Capital Loss Carryover	Expiration Year
Capital Income Fund	$1,316,536	2017
Growth Fund	1,675,663	2017
Income Fund	124,619	2012
	423,421	2013
	203,998	2014
	94,584	2015
	72,379	2017
Multiple Index Fund	2,757,634	2017
Value Fund	3,169,352	2017

The capital loss carryovers are available to offset possible future capital gains, if any, of the respective Fund.

8.	Federal Income Tax Information

Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and, is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets and distributions for tax purposes differ from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for losses deferred with respect to wash sales, and excise tax regulations. For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences.

Financial Accounting Standards Board Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”), provides guidance for all entities, including pass-through entities such as the Funds, on how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has reviewed the tax positions for each of the open tax years (2006-2009) and has determined the adoption of FIN 48 has no material impact on the Funds’ financial statements.

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

The tax character of distributions paid during 2009 and 2008 were as follows:

	2009
	Ordinary Income	Long Term Capital Gains	Return of Capital	Total Distributions
Capital Income Fund	$234,285	$1,354,988	$—	$1,589,273
Growth Fund	—	6,609,046	—	6,609,046
Income Fund	847,845	—	—	847,845
Multiple Index Fund	—	1,205,479	—	1,205,479
Value Fund	—	671,187	—	671,187

	2008
	Ordinary Income	Long Term Capital Gains	Return of Capital	Total Distributions
Capital Income Fund	$591,111	$1,612,800	$—	$2,203,911
Growth Fund	221,721	1,340,618	—	1,562,339
Income Fund	279,054	—	—	279,054
Multiple Index Fund	377,979	3,109,718	—	3,487,697
Value Fund	337,994	4,806,326	—	5,144,320

The tax-basis components of distributable earnings at May 31, 2009 were as follows:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Post-October Loss	Total
Capital Income Fund	$79,136	$—	$916,807	$(1,316,536)	$(4,191,552)	$(4,512,145)
Growth Fund	—	—	2,731,172	(1,675,663)	(16,496,734)	(15,441,225)
Income Fund	131,690	—	2,036,593	(919,001)	(1,905,879)	(656,597)
Multiple Index Fund	42,168	—	(1,294,717)	(2,757,634)	(5,419,090)	(9,429,273)
Value Fund	76,725	—	2,178,528	(3,169,352)	(10,820,303)	(11,734,402)

Temporary differences are not adjusted for financial reporting purposes; however, permanent differences are reclassified in the capital and undistributed accounts. For the year ended May 31, 2009, the Funds recorded the following permanent reclassifications, which relate primarily to the current net operating losses. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Undistributed net investment income	$—	$41,932	—	$—	$—
Accumulated net realized gain	—	—	—	—	—
Paid-in-capital	—	(41,932)	—	—	—

Report of Independent Registered Public Accounting Firm

Board of Trustees and Shareholders

American Pension Trust

Lynchburg, Virginia

We have audited the accompanying statements of assets and liabilities of American Pension Investors Trust (comprised of the API Efficient Frontier Capital Income Fund, API Efficient Frontier Growth Fund, API Efficient Frontier Income Fund, API Efficient Frontier Multiple Index Fund, and API Efficient Frontier Value Fund, collectively referred to as the “Funds”), including the schedules of investments, as of May 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2009 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the above mentioned Funds as of May 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

July 17, 2009

Expense Examples

API Trust Efficient Frontier Funds

As a shareholder in an API Trust Efficient Frontier Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period [December 1, 2008 to May 31, 2009].

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 5/31/2009	Expenses Paid * During the Period	Annualized Expense Ratio
Capital Income Fund
Class A				1.90%
Actual	$1,000.00	$1,199.23	$10.42
Hypothetical (5% return before expenses)	1,000.00	1,015.46	9.55
Class C				2.90%
Actual	1,000.00	1,193.85	15.86
Hypothetical (5% return before expenses)	1,000.00	1,010.47	14.54
Class D				2.40%
Actual	1,000.00	1,197.17	13.15
Hypothetical (5% return before expenses)	1,000.00	1,012.96	12.05

Growth Fund
Class A				1.94%
Actual	1,000.00	1,249.78	10.88
Hypothetical (5% return before expenses)	1,000.00	1,015.26	9.75
Class C				2.94%
Actual	1,000.00	1,243.69	16.44
Hypothetical (5% return before expenses)	1,000.00	1,010.27	14.73

Income Fund
Class A				1.88%
Actual	1,000.00	1,293.84	10.75
Hypothetical (5% return before expenses)	1,000.00	1,015.56	9.45
Class C				2.88%
Actual	1,000.00	1,287.87	16.43
Hypothetical (5% return before expenses)	1,000.00	1,010.57	14.44

Multiple Index Fund
Class A				1.77%
Actual	1,000.00	1,216.80	9.78
Hypothetical (5% return before expenses)	1,000.00	1,016.11	8.90
Class C				2.77%
Actual	1,000.00	1,213.08	15.28
Hypothetical (5% return before expenses)	1,000.00	1,011.12	13.89

Value Fund
Class A				1.93%
Actual	1,000.00	1,150.84	10.35
Hypothetical (5% return before expenses)	1,000.00	1,015.31	9.70
Class C				2.83%
Actual	1,000.00	1,146.98	15.15
Hypothetical (5% return before expenses)	1,000.00	1,010.82	14.19

*	These calculations are based on expenses incurred in the most recent fiscal year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days of operation during the most recent fiscal half-year (182) and divided by 365.

Other Information

Proxy Voting Policies and Procedures

Both (i) a description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Funds’ portfolio securities and (ii) information regarding how the Trust voted proxies relating to the Funds’ portfolio securities during the most recent twelve month period ended June 30th are available without charge, upon request, by calling the Trust at (800) 544-6060, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files each Fund’s complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The filed forms may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

TRUSTEES AND OFFICERS

The table below provides information about the Trust’s trustees and officers, including biographical information about their business experience. The address of each trustee and officer is 2303 Yorktown Avenue, Lynchburg, Virginia 24501.

Name and Age	Position(s) Held with Trust	Term of Office and Length of Service (*)	Number of API Trust Portfolios Overseen	Principal Occupation(s) During the Past Five Years and Other Directorships Held

David D. Basten Age 57	President and Trustee	Since 1985	All (consisting of six portfolios)	President, Director and Portfolio Manager, Yorktown Management & Research Company, Inc.; Vice President, The Travel Center of Virginia, Inc.; Partner, The Rivermont Company (real estate); Partner, Downtown Enterprises (real estate); President and Director, Yorktown Distributors, Inc. He is the father of David M. Basten.

David M. Basten Age 31	Secretary/ Treasurer and Trustee	Since 2008	All (consisting of six portfolios)	Portfolio Manager, Yorktown Management & Research Company, Inc.; prior to 2005, he was Assistant Portfolio Manager with the same company. He is the son of David D. Basten.

Mark A. Borel Age 56	Trustee	Since 1985	All (consisting of six portfolios)	President, Borel Construction Company, Inc.; President, Borel Properties (real estate); Partner, James Riviera, LLC (real estate); Partner, JBO, LLC (real estate); Partner, Combo, LLC (real estate); Partner, A & K Bo, LLC (real estate); Partner, JAMBO International (commercial real estate); Partner, Jamborita, LLC (commercial real estate); Partner, Jamborita II, LLC (commercial real estate); Partner, Neighbors Place Restaurant; Partner, Schmokies (restaurant); Partner, Neighbors Place Café (restaurant); Vice-President, Winnbo Electric (electrical contractor); Partner, Tabo, LLC (real estate); Partner, HAB, LLC (real estate); Partner, PPI, LLC (real estate); Partner, New London Development Company (real estate); Partner, City Place Commercial (commercial real estate); Partner, City Place Apartments (real estate); Partner, KBO,LLC (real estate); Partner, Lake Group, LLC (real estate); Partner, Oakhill Apartments (real estate); Partner, Braxton Park, LLC (real estate); Partner, FATBO, LLC (shoe manufacturing)

Stephen B. Cox Age 60	Trustee	Since 1995	All (consisting of six portfolios)	Retired

Name and Age	Position(s) Held with Trust	Term of Office and Length of Service (*)	Number of API Trust Portfolios Overseen	Principal Occupation(s) During the Past Five Years and Other Directorships Held

G. Edgar Dawson III Age 53	Trustee	Since 1995	All (consisting of six portfolios)	Shareholder, President and Director, Petty, Livingston, Dawson, & Richards, P.C. (law firm).

Wayne C. Johnson Age 56	Trustee	Since 1988	All (consisting of six portfolios)	Vice President of Operations and Human Resources, C.B. Fleet Company, Inc. (pharmaceuticals).

(*)	Trustees of the Trust serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Trust serve one-year terms, subject to annual reappointment by the Board of Trustees.

Mr. David D. Basten and Mr. David M. Basten are considered to be “interested persons” (as defined in the 1940 Act) of the Trust by virtue of their positions with the Trust’s investment adviser or its affiliated entities.

ADDITIONAL INFORMATION ABOUT THE TRUST’S TRUSTEES AND OFFICERS

IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION,

AVAILABLE WITHOUT CHARGE UPON REQUEST

BY CALLING 1-800-544-6060.

SHAREHOLDER SERVICES

API Funds

P.O. Box 6110

Indianapolis, IN 46206-6110

(888) 933-8274

For Overnight Deliveries:

API Funds

2960 N. Meridian Street

Suite 300

Indianapolis, IN 46208

EXECUTIVE OFFICES

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(800) 544-6060

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP

1818 Market Street

Philadelphia, Pennsylvania 19103

This report is submitted for the general

information of the shareholders of the Trust.

The report is not authorized for distribution to

prospective investors in the Trust unless preceded

or accompanied by an effective Prospectus.

www.apitrust.com

Item 2. Code of Ethics.

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. During the period covered by the report, no amendments were made to the provisions of this code of ethics. During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from a provision of this code of ethics to Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant does not have a member who qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee. However, although the Board has not determined that any of its members is an “audit committee financial expert” as such term is defined in Item 3 of Form N-CSR, the audit committee members collectively have sufficient financial expertise in business and finance, including the evaluation of the Registrant’s financial statements, supervision of the Registrant’s preparation of its financial statements, and oversight of the work of the Registrant’s independent auditors. Each of the members of the Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR. The Board determined that given the collective financial expertise of the audit committee members, it was not necessary to appoint an audit committee financial expert to the audit committee.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fee: The aggregate fees billed for the fiscal years ended May 31, 2008 and May 31, 2009 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $66,500 and $70,000, respectively.

(b)	Audit-Related Fees: The aggregate fees billed for the fiscal years ended May 31, 2008 and May 31, 2009 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $0 and $0, respectively.

(c)	Tax Fees: The aggregate fees billed for the fiscal years ended May 31, 2008 and May 31, 2009 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $14,500 and $15,000, respectively .

(d)	All Other Fees: The aggregate fees billed for the fiscal years ended May 31, 2008 and May 31, 2009 for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c) were $0 and $0, respectively.

(e)(1)	Pre-Approval Policies and Procedures. The Registrant’s Audit Committee Charter provides that the Audit Committee shall determine whether to approve, prior to appointment, the engagement of the auditor to provide other audit services to the Registrant or to provide non-audit services to the Registrant, its investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(e)(2)	Percentage of Services Approved by Audit Committee: There were no services described in each of paragraphs (b) through (d) of this Item (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Aggregate Non-Audit Services: The aggregate non-audit fees billed during the fiscal years ended May 31, 2008 and May 31, 2009 by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $14,500 and $15,000, respectively.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Schedule of Investments.

Not applicable. This schedule is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to the Registrant.

Item 11. Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-CSR.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of Ethics for Executive Officers of the Registrant is filed and attached hereto as EX-99.CODE ETH.

(a)(2)	The certification required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to the Registrant.

(b)	The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.906CERT. The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN PENSION INVESTORS TRUST

Date: August 7, 2009

/s/ David D. Basten
David D. Basten
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 7, 2009

/s/ David D. Basten
David D. Basten
President

Date: August 7, 2009

/s/ Charles D. Foster
Charles D. Foster
Chief Financial Officer